Balances and Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2021
Balances and Transactions with Related Parties
Schedule of details of balances with related parties

	Thousands of Euros
	31/12/2021	31/12/2020

Receivables from associates (note 14)	131,764	1,447
Trade payables associates	(3)	(133)
Loans to other related parties (note 12)	89,104	80,851
Other financial assets with other related parties	220,947	114,825
Debts with key management personnel	(6,644)	(5,934)
Payables to other related parties	(3,824)	(6,613)
	431,344	184,443

Schedule of group transactions with related parties

Group transactions with related parties during 2019 were as follows:

	Thousands of Euros
		Key management	Other related	Board of directors
	Associates	personnel	parties	of the Company

Net sales	10,196	—	—	—
Purchases	(48,300)	—	—	—
Other service expenses	(25,638)	—	(5,586)	(220)
Remuneration	—	(16,795)	—	(5,517)
Payments for rights of use	—	—	(7,104)	—
Finance income	2,265	—	—	—
Finance cost	(158)	—	—	—
	(61,635)	(16,795)	(12,690)	(5,737)

Group transactions with related parties during 2020 were as follows:

	Thousands of Euros
		Key management	Other related	Board of directors
	Associates	personnel	parties	of the Company

Net sales	10,522	—	—	—
Purchases	(459)	—	—	—
Other service expenses	(15,010)	—	(10,344)	—
Remuneration	—	(17,164)	—	(4,966)
Payments for rights of use	—	—	(5,137)	—
Purchase of property, plant and equipment	—	—	(13,500)	—
Finance income	10,939	—	—	—
	5,992	(17,164)	(28,981)	(4,966)

Group transactions with related parties during 2021 are as follows:

	Thousands of Euros
		Key management	Other related	Board of directors
	Associates	personnel	parties	of the Company

Net sales	220,808	—	—	—
Purchases	(613)	—	—	—
Other service expenses	(2,709)	—	(3,963)	—
Remuneration	—	(15,136)	—	(4,417)
Payments for rights of use	—	—	(5,332)	—
Purchase of property, plant and equipment	—	—	7,326	—
Finance income	2,638	—	—	—
	220,124	(15,136)	(1,969)	(4,417)